Shareholders' Equity - Summary of Nonvested Share Activity (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested, Number of Shares	(4,427,141)
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	11,238,274
Awards granted, Number of shares	7,017,886
Awards forfeited/waived, Number of Shares	(167,458)
Awards cancelled on failed vesting conditions, Number of Shares	(1,970,554)
Awards vested, Number of Shares	(4,427,141)
Ending Balance, Number of Shares	11,691,007	11,238,274
Employees [Member] | 2012 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	33,620
Awards vested, Number of Shares	(33,620)
Ending Balance, Number of Shares		33,620
Employees [Member] | Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	1,380,204
Awards forfeited/waived, Number of Shares	(8,834)
Awards vested, Number of Shares	(1,371,370)
Ending Balance, Number of Shares		1,380,204
Employees [Member] | 2013 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	28,377
Awards granted, Number of shares	21,283
Awards vested, Number of Shares	(21,282)
Ending Balance, Number of Shares	28,378	28,377
Employees [Member] | Employee Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	2,872,368
Awards forfeited/waived, Number of Shares	(39,408)
Awards vested, Number of Shares	(1,370,601)
Ending Balance, Number of Shares	1,462,359	2,872,368
Employees [Member] | 2014 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares	34,483
Awards vested, Number of Shares	(11,494)
Ending Balance, Number of Shares	22,989
Employees [Member] | Employee Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	6,923,705
Awards forfeited/waived, Number of Shares	(88,271)
Awards cancelled on failed vesting conditions, Number of Shares	(1,970,554)
Awards vested, Number of Shares	(1,618,774)
Ending Balance, Number of Shares	3,246,106	6,923,705
Employees [Member] | Employee Plan 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares	6,962,120
Awards forfeited/waived, Number of Shares	(30,945)
Ending Balance, Number of Shares	6,931,175
Supervisory Board [Member] | 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	22,115	31,115
Year of grant	2005
Exercised	(22,115)	(9,000)
Ending Balance, Number of Shares		22,115
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	21,000	30,000
Year of grant	2006
Exercised	(18,000)	(9,000)
Ending Balance, Number of Shares	3,000	21,000
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	46,500	60,000
Year of grant	2007
Exercised	(27,000)	(13,500)
Ending Balance, Number of Shares	19,500	46,500
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	60,000	75,000
Year of grant	2008
Exercised	(21,000)	(15,000)
Ending Balance, Number of Shares	39,000	60,000
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	75,000	75,000
Year of grant	2009
Exercised	(30,000)
Ending Balance, Number of Shares	45,000	75,000
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	75,000	82,500
Year of grant	2010
Exercised	(30,000)	(7,500)
Ending Balance, Number of Shares	45,000	75,000
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	97,500	117,500
Year of grant	2011
Exercised	(15,000)	(20,000)
Ending Balance, Number of Shares	82,500	97,500
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	102,500	122,500
Year of grant	2012
Exercised	(7,500)	(20,000)
Ending Balance, Number of Shares	95,000	102,500
Shares corresponding to exercised option not yet available for trade as of 31.12.2015	0